INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, as of December 31, 2024 and 2025.

	December 31, 2024
	Gross			Net	Weighted average
	carrying	Accumulated	Accumulated	carrying	amortization
	amount	amortization	impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	16,816	(12,687)	-	4,129	7.0
Telecommunication business operation licenses	2,882	(2,839)	-	43	4.0
Technology	14,865	(3,447)	(10,474)	944	7.0
Non-compete arrangements	805	(260)	(545)	-	4.0
Customer relationship	15,000	(4,271)	(5,586)	5,143	10.0
Trademark	8,472	(2,016)	(5,106)	1,350	9.0
Order backlogs	8,660	(2,223)	(6,437)	-	4.0
Total	67,500	(27,743)	(28,148)	11,609

	December 31, 2025
	Gross			Net	Weighted average
	carrying	Accumulated	Accumulated	carrying	amortization
	amount	amortization	impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	16,848	(13,494)	-	3,354	7.0
Telecommunication business operation licenses	2,527	(2,487)	-	40	4.0
Technology	14,865	(3,866)	(10,474)	525	7.0
Non-compete arrangements	805	(260)	(545)	-	4.0
Customer relationship	15,000	(5,094)	(5,586)	4,320	10.0
Trademark	8,472	(2,334)	(5,106)	1,032	9.0
Order backlogs	8,660	(2,223)	(6,437)	-	4.0
Total	67,177	(29,758)	(28,148)	9,271

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE	The estimated amortization expense for the next five years is as follows:
RMB
2026	2,375
2027	2,017
2028	1,749
2029	1,405
2030	1,220
Then thereafter	505